Related Party Transactions (Details) - EBP 002 - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Common stock to total investments (as a percent)	3.76%	4.44%
Common stock (in shares)	468,356	470,867
Minimum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Advisory and trustee fees, percentage	0.15%	0.15%
Maximum
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Advisory and trustee fees, percentage	0.82%	0.82%